Financial Income and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance income:
Interest income, bank		$ 8	$ 2
Interest income, other		1
Foreign exchange gains	$ 216	56	74
Total financial income	216	65	76
Finance expenses:
Interest expenses	(29)	(36)	(10)
Changes in fair value of convertible debt instruments		(1,183)	(684)
Interest expenses, lease liabilities		(3)	(4)
Foreign exchange losses	(194)		(21)
Total financial expenses	(223)	(1,222)	(719)
Net financial items	$ (7)	$ (1,157)	$ (643)